Investments In Affiliated Companies, Partnerships And Other Companies (Balance Sheet Information) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Current assets	$ 5,031,777	$ 4,980,004
Total assets	9,215,651	9,317,344
Current liabilities	4,277,289	4,024,091
Non-current liabilities	2,180,687	2,746,990
Shareholders' equity	2,755,221	2,531,635
Total liabilities and equity	9,215,651	9,317,344
Equity Method Investment, Nonconsolidated Investee or Group of Investees
Schedule of Equity Method Investments [Line Items]
Current assets	422,370	469,816
Non-current assets	135,218	157,108
Total assets	557,588	626,924
Current liabilities	138,113	137,793
Non-current liabilities	346,777	260,830
Shareholders' equity	72,698	228,300
Total liabilities and equity	$ 557,588	$ 626,924